Capital Stock - Additional Information (Detail) - USD ($)	12 Months Ended			108 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2008
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	25,000,000	25,000,000		25,000,000
Preferred stock, par value (dollars per share)	$ 1	$ 1		$ 1
Common stock, share authorized (shares)	725,000,000	725,000,000		725,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, share issued (shares)	86,149,975	72,711,371		86,149,975
Preferred stock, share issued (in shares)	0			0
Number of common shares or units issued related to the exercise of share based compensation during the period	100,000	200,000	1,800,000
Net cash proceeds	$ 327,419,000	$ 575,368,000	$ 452,061,000
Common stock conversion (in shares)	1
Minimum percentage of shares acquired in exercisable rights	20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds	15.00%
Tender Offers [Member]
Class of Stock [Line Items]
Minimum percentage of shares acquired in exercisable rights	20.00%
Continuous Offering Program [Member]
Class of Stock [Line Items]
Value of common units	$ 50,000,000.0
Number of shares issued	1,300,000
Net cash proceeds	$ 9,300,000
Offering costs	$ 400,000			$ 400,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period	12,000,000
Fair value of granted stock	$ 96,200,000
Repurchase of common stock, shares		0	0
Repurchase of common stock (in shares)				5,200,000
Common stock repurchased value				$ 162,300,000
Common stock repurchase, total remaining amount authorized	$ 37,700,000			$ 37,700,000
Common Stock [Member] | Share Repurchase Program 2008 [Member]
Class of Stock [Line Items]
Common stock repurchase, amount authorized					$ 200,000,000